Ivy Funds

Supplement dated January 29, 2016 to the

Ivy Funds Statement of Additional Information

dated July 31, 2015

and as supplemented October 30, 2015

Effective February 1, 2016, the Statement of Additional Information is amended to reflect that the name of Ivy Global Real Estate Fund has changed to Ivy LaSalle Global Real Estate Fund, and the name of Ivy Global Risk-Managed Real Estate Fund has changed to Ivy LaSalle Global Risk-Managed Real Estate Fund.

Supplement	Statement of Additional Information	1